Income Taxes (Reconciliation Of Beginning And Ending Amount Of Uncertain Tax Positions) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Balance at January 1	$ 875	$ 3,960	$ 8,481
Increase based on tax positions taken in current period	0	245	73
Increase related to tax positions taken in prior periods	0	280	0
Decrease related to tax positions taken in prior periods	(875)	(3,610)	(4,594)
Decrease due to settlements	0	0	0
Balance at December 31	$ 0	$ 875	$ 3,960